Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Revenues	$ 1,458,563	$ 975,188	$ 4,326,654	$ 2,736,776	$ 3,935,320	$ 2,659,943
Cost of revenues	1,074,281	740,651	3,018,147	1,937,926	2,766,391	2,222,988
Gross margin	384,282	234,537	1,308,507	798,850	1,168,929	436,955
Operating costs and expenses:
Selling, general and administrative	2,835,372	1,492,732	7,019,500	4,431,290	6,409,381	5,106,219
Research and development	227,765	99,052	405,785	267,575	352,580	409,111
Total operating costs and expenses	3,063,137	1,591,784	7,425,285	4,698,865	6,761,961	5,515,330
Loss from operations	(2,678,855)	(1,357,247)	(6,116,778)	(3,900,015)	(5,593,032)	(5,078,375)
Other (expense) income:
Debt conversion expense					0	(13,713,767)
Interest expense	(79,946)	(48,605)	(984,748)	(1,185,337)	(1,428,015)	(784,454)
Other expense, net	(1,347)	(1,906)	(5,029)	(2,829)	(4,266)	(8,078)
Change in fair value of derivatives					0	20,848
Loss before provision for income taxes	(2,760,148)	(1,407,758)	(7,106,555)	(5,088,181)	(7,025,313)	(19,563,826)
Provision for income taxes	(305)	0	(3,625)	(1,600)	(1,600)	(1,600)
Net loss	(2,760,453)	(1,407,758)	(7,110,180)	(5,089,781)	(7,026,913)	(19,565,426)
Preferred stock beneficial conversion charge	0	(492,910)	(4,474,348)	(2,961,723)	(4,864,292)	0
Undeclared cumulative preferred dividends	(239,389)	(95,304)	(687,267)	(194,901)	(305,328)	0
Net loss attributable to common stockholders	$ (2,999,842)	$ (1,995,972)	$ (12,271,795)	$ (8,246,405)	$ (12,196,533)	$ (19,565,426)
Net loss per share attributable to common stockholders - basic and diluted	$ (0.42)	$ (0.4)	$ (1.96)	$ (1.65)	$ (2.44)	$ (4.81)
Weighted average shares outstanding - basic and diluted	7,225,006	5,004,821	6,259,686	5,002,683	5,006,219	4,070,876